Organization and Summary of Significant Accounting Policies (Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									$ 60,003	$ 30,526	$ 17,403
Net Income (Loss) Attributable to Noncontrolling Interest	(104)	(3,138)	(135)	(148)	(92)	(118)	(135)	(76)	(3,525)	(421)	(473)	[1]
Dividends, Preferred Units									0	0	(6,549)
Preferred Units Redemption Premium									0	0	(5,149)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									42,260	16,412	2,049	[1]
Net Income (Loss) Available to Common Unitholders	$ 20,650	$ 27,466	$ 28,286	$ 22,336	$ 23,617	$ 10,431	$ 6,396	$ 6,073	$ 98,738	$ 46,517	$ 7,281
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted									40,412	37,280	32,502
Income (Loss) from Continuing Operations, Per Basic and Diluted Share									$ 1.43	$ 0.81	$ 0.16
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share									$ 1.01	$ 0.44	$ 0.06
Earnings Per Share, Basic and Diluted	$ 0.50	$ 0.67	$ 0.70	$ 0.57	$ 0.62	$ 0.28	$ 0.18	$ 0.17	$ 2.44	$ 1.25	$ 0.22

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